Related Party Transactions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Langholm Capital II [Member] | Associates [member]
Disclosure of Transactions between Related Parties [Line Items]
Investments in associates	€ 62.0
Outstanding commitments made by entity, related party transactions	13.0	€ 17.0
Amount received back from associate	0.3	10.0
Joint ventures [member] | Unilever FIMA LDA [member]
Disclosure of Transactions between Related Parties [Line Items]
Sales revenue	107.0	117.0
Sale to Unilever	83.0	68.0
Balances owed by/(to) related party	127.0	130.0
Royalties and service fee paid to Unilever	16.0	17.0
Joint ventures [member] | Pepsi Lipton [Member]
Disclosure of Transactions between Related Parties [Line Items]
Sales revenue	65.0	65.0
Sale to Unilever	51.0	65.0
Balances owed by/(to) related party	€ (6.0)	€ (6.0)